Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Current assets:
Cash and cash equivalents	$ 27,242	$ 41,916
Customer receivables, less allowance of $7,827 and $8,141, respectively	145,890	162,043
Costs and estimated earnings in excess of billings on uncompleted contracts	101,960	107,295
Inventories	49,913	35,392
Deferred income taxes	25,200	21,895
Income taxes receivable	6,809	4,137
Restricted deposits-current		3,143
Other	24,809	16,968
Total current assets	381,823	392,789
Property and equipment:
Land	17,505	17,155
Buildings	40,621	41,159
Machinery and equipment	534,849	478,896
Gas transportation facilities and equipment		40,995
Oil and gas properties, including unevaluated mineral interests excluded from amortization of $6,185		102,251
Mineral interests in oil and gas properties		21,374
Property and equipment, gross	592,975	701,830
Less - Accumulated depreciation and depletion	(326,435)	(424,473)
Net property and equipment	266,540	277,357
Other assets:
Investment in affiliates	78,290	88,297
Goodwill	23,561	19,536
Other intangible assets, net	8,840	12,266
Restricted deposits-long term	2,861	443
Deferred income taxes	24,530
Other	25,781	15,148
Total other assets	163,863	135,690
Total assets	812,226	805,836
Current liabilities:
Accounts payable	86,329	104,261
Current maturities of long term debt	12,789	7,450
Accrued compensation	53,651	48,573
Accrued insurance expense	13,645	12,596
Other accrued expenses	47,398	29,120
Acquisition escrow obligation-current		3,143
Income taxes payable	8,063	19,328
Billings in excess of costs and estimated earnings on uncompleted contracts	34,869	31,914
Total current liabilities	256,744	256,385
Noncurrent liabilities:
Long-term debt	96,539	52,716
Accrued insurance expense	14,442	14,018
Deferred income taxes	1,553	9,883
Acquisition escrow obligation-long term	2,861	443
Other	25,016	20,510
Total noncurrent liabilities	140,411	97,570
Contingencies (Note 14)
Stockholders' equity:
Common stock, par value $.01 per share, 30,000 shares authorized, 19,818 and 19,699 shares issued and outstanding, respectively	198	197
Capital in excess of par value	352,048	351,057
Retained earnings	66,983	103,634
Accumulated other comprehensive loss	(6,492)	(6,223)
Total Layne Christensen Company stockholders' equity	412,737	448,665
Noncontrolling interests	2,334	3,216
Total equity	415,071	451,881
Total liabilities and stockholders' equity	$ 812,226	$ 805,836